Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Goodwill

The following table shows the changes in goodwill, all of which relate to the Aggregates business, by reportable segment and in total:

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2012

Balance at beginning of period	$122,052	$72,073	$422,546	$616,671
Adjustments to purchase price allocations	---	---	(467)	(467)
District reorganization	(9,229)	9,229	---	---

Balance at end of period	$112,823	$81,302	$422,079	$616,204

	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2012
Noncompetition agreements	$6,560	$(5,476)	$1,084
Customer relationships	20,160	(4,100)	16,060
Use rights and other	15,865	(6,416)	9,449
Total	$42,585	$(15,992)	$26,593

	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

Intangible Assets Deemed to Indefinite Life and Not Being Amortized

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2012
Use rights	$21,275	$--	$21,275
Trade name	--	2,565	2,565
Total	$21,275	$2,565	$23,840

	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

Other Intangibles for Aggregates Business

other intangibles for its Aggregates business, consisting of the following:

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

Estimated Amortization Expense for Intangible Assets

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2013	$3,508
2014	3,214
2015	2,568
2016	2,337
2017	2,211
Thereafter	12,755
Total	$26,593